Receivables and Allowance for Doubtful Receivables (Receivables by Type) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Accounts, Notes, Loans and Financing Receivable [Line Items]
Receivables	$ 212,441	$ 228,372
Trade Accounts Receivable [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Receivables	209,811	225,689
Employee Receivable [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Receivables	801	1,037
Other Receivable [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Receivables	$ 1,829	$ 1,646